Concentrations	12 Months Ended
Jun. 30, 2019
Risks and Uncertainties [Abstract]
CONCENTRATIONS
21.	COMMITMENT AND CONTINGENCIES

Operating lease commitments:

The Company has several non-cancelable operating leases, primarily for office premises.

Future Lease liability under non-cancelable operating leases as of June 30, 2019 are:

	Lease Liability	Lease Liability
	RMB	US$
Year ending June 30:
2020	7,409	1,079
2021	7,397	1,077
2022	6,807	992
2023	6,115	891
2024	2,034	296
After 2024	370	54
Total	30,132	4,389

Rental expenses incurred under operating leases for the year ended June 30, 2018 and 2019 amounted to RMB4,026 and RMB7,645 respectively.

Contingencies

In the ordinary course of business, the Company may be subject to legal proceeding regarding contractual and employment relationships and a variety of other matters. The Company records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable.

The Company has no significant pending litigation as of issuance date of the financial statements.